UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Stephens Investment Management LLC
Address: One Ferry Building, Suite 255

         San Francisco, CA  94111

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bart Stephens
Title:     General Partner
Phone:     415 677 5440

Signature, Place, and Date of Signing:

     Bart Stephens     San Francisco, CA     August 14, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     45

Form13F Information Table Value Total:     $77,848 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTIVISION BLIZZARD INC        COM              00507V109     1519   120274 SH       DEFINED                         120274
ARRAY BIOPHARMA INC            COM              04269X105     1354   431225 SH       DEFINED                         431225
CALIPER LIFE SCIENCES INC      COM              130872104     2507  1416619 SH       DEFINED                        1416619
CARDIONET INC                  COM              14159L103      392    24000 SH       DEFINED                          24000
CEPHEID                        COM              15670R107      706    75000 SH       DEFINED                          75000
CLEARWIRE CORP NEW             CL A             18538Q105     4155   751373 SH       DEFINED                         751373
COMVERGE INC                   COM              205859101     2795   231073 SH       DEFINED                         231073
DG FASTCHANNEL INC             COM              23326R109     3186   174092 SH       DEFINED                         174092
DIGITALGLOBE INC               COM NEW          25389M877      576    30000 SH       DEFINED                          30000
EBAY INC                       COM              278642103      723    42200 SH       DEFINED                          42200
ELECTRONIC ARTS INC            COM              285512109      239    11000 SH       DEFINED                          11000
EMERITUS CORP                  COM              291005106      968    73300 SH       DEFINED                          73300
ENERGY RECOVERY INC            COM              29270J100      424    59823 SH       DEFINED                          59823
ENERNOC INC                    COM              292764107      656    30280 SH       DEFINED                          30280
FREDERICKS HOLLYWOOD GROUP I   COM              35582T108       83   136860 SH       DEFINED                         136860
GENOMIC HEALTH INC             COM              37244C101      953    55000 SH       DEFINED                          55000
GLU MOBILE INC                 COM              379890106     2449  1958882 SH       DEFINED                        1958882
HELICOS BIOSCIENCES CORP       COM              42326R109      450  1362256 SH       DEFINED                        1362256
ICAGEN INC                     COM              45104P104       72   149128 SH       DEFINED                         149128
ISILON SYS INC                 COM              46432L104     5277  1244609 SH       DEFINED                        1244609
MANITEX INTL INC               COM              563420108      594   691091 SH       DEFINED                         691091
MICRUS ENDOVASCULAR CORP       COM              59518V102     1021   112900 SH       DEFINED                         112900
MMC ENERGY INC                 COM NEW          55312Q208     4421  2600673 SH       DEFINED                        2600673
MONOGRAM BIOSCIENCES INC       COM NEW          60975u207     5436  1200000 SH       DEFINED                        1200000
MOVE INC COM                   COM              62458M108     2109   976592 SH       DEFINED                         976592
NOVAVAX INC                    COM              670002104      820   250000 SH       DEFINED                         250000
NVIDIA CORP                    COM              67066G104      113    10000 SH       DEFINED                          10000
ORANGE 21 INC                  COM              685317109      812  1028100 SH       DEFINED                        1028100
ORBCOMM INC                    COM              68555P100     4366  2480946 SH       DEFINED                        2480946
PURECYCLE CORP                 COM NEW          746228303      287    79631 SH       DEFINED                          79631
QLT INC                        COM              746927102      162    76200 SH       DEFINED                          76200
ROCKWOOD HLDGS INC             COM              774415103     2400   163920 SH       DEFINED                         163920
SCIENTIFIC LEARNING CORP       COM              808760102      308   157933 SH       DEFINED                         157933
SENORX INC                     COM              81724W104      630   188190 SH       DEFINED                         188190
SOURCEFIRE INC                 COM              83616T108     2386   192569 SH       DEFINED                         192569
STRATEGIC DIAGNOSTICS INC      COM              862700101     2240  1931072 SH       DEFINED                        1931072
SUPPORTSOFT INC                COM              868587106     2335  1071156 SH       DEFINED                        1071156
SURMODICS INC                  COM              868873100     1757    77637 SH       DEFINED                          77637
SYSTEMAX INC                   COM              871851101     2380   199800 SH       DEFINED                         199800
TOWERSTREAM CORP               COM              892000100     1818  1855061 SH       DEFINED                        1855061
U.S. AUTO PARTS NETWORK INC    COM              90343C100     6608  1752911 SH       DEFINED                        1752911
VIRTUAL RADIOLOGIC CORPORATI   COM              92826B104     1693   200000 SH       DEFINED                         200000
VIRTUAL RADIOLOGIC CORPORATI   COM              92826B104     3210   355474 SH       DEFINED                         355474
WIRELESS RONIN TECHNOLOGIES    COM              97652A203      296   120888 SH       DEFINED                         120888
XATA CORP                      COM NEW          983882309      162    43172 SH       DEFINED                          43172